Loss Per Share - Summary of Anti-Dilutive Shares Excluded from Calculation of Diluted Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stock Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive shares excluded from calculation of diluted loss per share	9,122,980	8,761,735	6,548,377
Non-Vested Restricted Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive shares excluded from calculation of diluted loss per share	743,268	1,112,001	693,333